UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10499

Name of Fund:   BlackRock California Municipal 2018 Term Trust (BJZ)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California

Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock California Municipal 2018 Term Trust (BJZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 97.2%
Corporate — 4.4%
California Pollution Control Financing Authority, RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series B, AMT, 5.25%, 6/01/23 (a)	$2,020	$2,114,556
California Pollution Control Financing Authority, Refunding RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	2,030	2,125,024

		4,239,580
County/City/Special District/School District — 24.7%
Capistrano Unified School District Community Facilities District No. 90-2, Refunding, Special Tax Bonds (BAM), 1.15%, 9/01/18	1,490	1,489,464
City & County of San Francisco California, GO, Refunding, Series R-1, 5.00%, 6/15/18	1,640	1,758,359
City of Vista California, COP, Refunding, Community Projects (NPFGC) (b):
4.75%, 5/01/17	1,115	1,141,024
5.00%, 5/01/17	1,000	1,024,800
Fontana Public Finance Authority California, Refunding, Tax Allocation Bonds, North Fontana Redevelopment Project, Series A (AGM), 5.25%, 9/01/18	3,395	3,408,003
Golden Empire Schools Financing Authority, Refunding RB, Kern High School District Projects, 1.37%, 5/01/17 (a)	3,000	2,999,340
Irvine Unified School District California, Refunding, Special Tax Bonds, Community Facilities District No. 86-1 (AGM), 5.25%, 9/01/18	5,000	5,405,950
Jurupa Public Financing Authority, Refunding, Special Tax Bonds, Series A, 4.00%, 9/01/18	380	399,752
Lathrop Financing Authority, RB, Water Supply Project, 5.80%, 6/01/21	470	473,868
Lodi Unified School District California, GO, Refunding (AGM), 4.00%, 8/01/18	1,000	1,056,000

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Los Angeles Community College District California, GO, Election of 2001, Series E-1, 4.00%, 8/01/18	$200	$211,614
Los Angeles Unified School District California, GO, Election of 2004, Series H (AGM), 5.00%, 7/01/17 (b)	300	309,411
Los Banos Unified School District California, GO, Election of 2008 (AGM), 5.00%, 8/01/17 (b)	475	496,593
Oakland Unified School District/Alameda County, GO, Refunding, 5.00%, 8/01/18	900	967,437
Placentia-Yorba Linda Unified School District, COP, Refunding Series A (AGM), 4.00%, 10/01/18	160	169,741
San Marcos Unified School District California, GO, CAB (c):
0.00%, 8/01/17	385	381,158
0.00%, 8/01/18	500	488,795
Santa Clara Unified School District California, GO, Election of 2004, Series A, 5.00%, 7/01/18	1,690	1,813,285

		23,994,594
Education — 10.5%
California Municipal Finance Authority, Refunding RB, Series A:
3.00%, 1/01/17	425	426,105
3.00%, 1/01/18	440	445,025
University of California, Refunding RB:
General, Series AB, 5.00%, 5/15/19	2,500	2,769,600
Series A, 4.00%, 11/01/18	3,000	3,196,020
Series A, 5.00%, 11/01/18	900	977,580
Series AR, 3.00%, 5/15/18	230	238,190
Series S, 5.00%, 5/15/18 (d)	5	5,339
Series S, 5.00%, 5/15/18	1,995	2,130,999

		10,188,858
Health — 11.8%
California Health Facilities Financing Authority, RB, Scripps Health, Series A, 5.00%, 10/01/18	750	810,585

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Health Facilities Financing Authority, Refunding RB:
Adventist Health System/West, Series A, 4.00%, 3/01/18	$1,000	$1,043,760
Sutter Health, Series D, 5.00%, 8/15/18	515	555,170
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series E-1, 5.00%, 4/01/44 (a)	4,700	4,811,531
California Statewide Communities Development Authority, Refunding RB:
CHF Irvine LLC, 5.00%, 5/15/18	1,000	1,063,470
Episcopal Communities & Services, 5.00%, 5/15/18	300	319,041
Huntington Memorial Hospital, Series B, 5.00%, 7/01/18	500	535,655
Rady Children’s Hospital, Series A, 4.00%, 8/15/18	1,000	1,056,540
County of Los Angeles California Redevelopment Authority, Refunding, Tax Allocation Bonds, South Gate Redevelopment Project No. 1 and Claremont Consolidated Redevelopment Project, Series A, 4.00%, 9/01/18	850	899,130
Union City Community Redevelopment Agency, Refunding, Tax Allocation Bonds, Series A, 4.00%, 10/01/18	350	371,847

		11,466,729
Housing — 1.1%
California HFA, RB, Series A (Fannie Mae):
3.20%, 8/01/18	350	362,499
3.50%, 2/01/19	675	709,317

		1,071,816
State — 9.5%
State of California, GO, Refunding:
5.00%, 9/01/18	5,900	6,368,283
5.00%, 11/01/20	20	20,073
Series A, 5.00%, 7/01/18 (d)	560	600,443
Series A, 5.00%, 7/01/18 (d)	160	171,555
Veterans, Series BZ, AMT (NPFGC), 5.35%, 12/01/21	10	10,030

Municipal Bonds	Par (000)	Value
California (continued)
State (continued)
State of California Public Works Board, Refunding RB, California Community Colleges, Series A, 5.00%, 12/01/17	2,020	$2,048,422

		9,218,806
Transportation — 8.7%
City of Long Beach California, RB, Series A, 5.00%, 5/15/18	500	533,915
Port of Oakland California, Refunding RB, Series O, AMT:
5.00%, 5/01/18	4,280	4,553,364
5.00%, 5/01/19	3,000	3,306,120

		8,393,399
Utilities — 26.5%
California State Department of Water Resources, Refunding RB:
Series H, 5.00%, 5/01/18 (b)	3,500	3,726,415
Series L, 5.00%, 5/01/19	2,000	2,212,940
Series N, 5.00%, 5/01/19	3,500	3,872,645
City of Riverside California Sewer Revenue, Refunding RB, Series A, 4.00%, 8/01/18	1,000	1,056,190
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series D, 3.00%, 11/01/18	2,000	2,088,980
City of Tulare California Sewer Revenue, Refunding RB (AGM), 4.00%, 11/15/18	315	335,094
County of Los Angeles California Sanitation Districts Financing Authority, Refunding RB, Series A, 3.00%, 10/01/18	3,000	3,132,990
Cucamonga Valley California Water District, Refunding RB, Series A (AGM), 4.00%, 9/01/19	325	353,603
Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 7/01/18	955	1,025,183
Los Angeles California Department of Water & Power, Refunding RB, Power System, Series A, 5.00%, 7/01/19	2,500	2,782,375

2	BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
Sacramento California Municipal Utility District, Refunding RB, Series X, 5.00%, 8/15/18	$400	$431,124
Southern California Public Power Authority, Refunding RB, Canyon Power, Series A, 4.00%, 7/01/18	685	723,319
Stockton East Water District California, COP, Refunding, Series B (NPFGC), 0.00%, 4/01/19 (c)	4,590	3,972,094

		25,712,952
Total Municipal Bonds in California		94,286,734

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	240	264,202

U.S. Virgin Islands — 0.9%
State — 0.9%
Virgin Islands Public Finance Authority, RB, Series A, 5.00%, 10/01/16	930	930,074

Municipal Bonds	Par (000)	Value
Total Long-Term Investments (Cost — $93,228,746) — 98.4%		$95,481,010

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.63% (e)(f)	560,942	560,942
Total Short-Term Securities (Cost — $560,942) — 0.6%		560,942
Total Investments (Cost — $93,789,688*) — 99.0%		96,041,952
Other Assets Less Liabilities — 1.0%		957,713

Net Assets — 100.0%		$96,999,665

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$93,789,688

Gross unrealized appreciation	$2,263,131
Gross unrealized depreciation	(10,867)

Net unrealized appreciation	$2,252,264

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BIF California Municipal Money Fund	1,076,590	(1,076,590)	—	—	$2
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	560,942	560,942	$560,942	949
Total				$560,942	$951

(f)	Current yield as of period end.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock California Municipal 2018 Term Trust (BJZ)

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
HFA	Housing Finance Agency
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

4	BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock California Municipal 2018 Term Trust (BJZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or nontransferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$95,481,010	—	$95,481,010
Short-Term Securities	$560,942	—	—	560,942

Total	$560,942	$95,481,010	—	$96,041,952

[1] See above Schedule of Investments for values in each sector.

During the ended September 30, 2016, there were no transfers between levels.

BLACKROCK CALIFORNIA MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2016	5

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock California Municipal 2018 Term Trust

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock California Municipal 2018 Term Trust

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock California Municipal 2018 Term Trust

Date: November 22, 2016